Annual Fund Operating Expenses	Nov. 13, 2026
FAF Trust MM Prospectus Class A Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Government Obligations Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.75%	[1]
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.16%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.75%	[2]
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Retail Prime Obligations Fund Class A
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.10%)	[3]
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	0.85%
Net Expenses (as a percentage of Assets)	0.75%	[3]
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Treasury Obligations Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.75%	[4]
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.75%	[5]
FAF Trust MM Prospectus Class D Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Government Obligations Fund Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	0.60%	[6]
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Treasury Obligations Fund Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	0.60%	[7]
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[8]
Net Expenses (as a percentage of Assets)	0.60%	[8]
FAF Trust MM Prospectus Class P Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Government Obligations Fund Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	0.18%	[9]
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Treasury Obligations Fund Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	0.18%	[10]
FAF Trust MM Prospectus Class T Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Government Obligations Fund Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	0.40%	[11]
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.12%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.02%)	[12]
Net Expenses (as a percentage of Assets)	0.40%	[12]
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.20%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.10%)	[13]
Net Expenses (as a percentage of Assets)	0.40%	[13]
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Treasury Obligations Fund Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	0.40%	[14]
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[15]
Net Expenses (as a percentage of Assets)	0.40%	[15]
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.04%)	[16]
Net Expenses (as a percentage of Assets)	0.40%	[16]
FAF Trust MM Prospectus Class U Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Government Obligations Fund Class U
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.07%)	[17]
Net Expenses (as a percentage of Assets)	0.12%	[17]
FAF Trust MM Prospectus Class V Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Government Obligations Fund Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.00%	[18]
Net Expenses (as a percentage of Assets)	0.30%	[18]
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.12%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.02%)	[19]
Net Expenses (as a percentage of Assets)	0.30%	[19]
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.20%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[20]
Net Expenses (as a percentage of Assets)	0.30%	[20]
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Treasury Obligations Fund Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.00%	[21]
Net Expenses (as a percentage of Assets)	0.30%	[21]
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.00%	[22]
Net Expenses (as a percentage of Assets)	0.30%	[22]
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.04%)	[23]
Net Expenses (as a percentage of Assets)	0.30%	[23]
FAF Trust MM Prospectus Class X Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Government Obligations Fund Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.05%)	[24]
Net Expenses (as a percentage of Assets)	0.14%	[24]
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.08%)	[25]
Net Expenses (as a percentage of Assets)	0.14%	[25]
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Treasury Obligations Fund Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.05%)	[26]
Net Expenses (as a percentage of Assets)	0.14%	[26]
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.04%)	[27]
Net Expenses (as a percentage of Assets)	0.16%	[27]
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Government Obligations Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[28]
Net Expenses (as a percentage of Assets)	0.45%	[28]
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.12%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.02%)	[29]
Net Expenses (as a percentage of Assets)	0.45%	[29]
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.20%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.10%)	[30]
Net Expenses (as a percentage of Assets)	0.45%	[30]
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Treasury Obligations Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[31]
Net Expenses (as a percentage of Assets)	0.45%	[31]
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[32]
Net Expenses (as a percentage of Assets)	0.45%	[32]
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.04%)	[33]
Net Expenses (as a percentage of Assets)	0.45%	[33]
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Government Obligations Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	0.18%	[34]
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.02%)	[35]
Net Expenses (as a percentage of Assets)	0.20%	[35]
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.10%)	[36]
Net Expenses (as a percentage of Assets)	0.20%	[36]
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Treasury Obligations Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[37]
Net Expenses (as a percentage of Assets)	0.18%	[37]
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	0.00%	[38]
Net Expenses (as a percentage of Assets)	0.20%	[38]
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.04%)	[39]
Net Expenses (as a percentage of Assets)	0.20%	[39]

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[6]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[7]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[8]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[9]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[10]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[11]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[12]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[13]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[14]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[15]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[16]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[17]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.12%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[18]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[19]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[20]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[21]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[22]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[23]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[24]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[25]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[26]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[27]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.16%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[28]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[29]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[30]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[31]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[32]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[33]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[34]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[35]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[36]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[37]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[38]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[39]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.